American Pension Investors Trust

106 Annjo Court, Suite A

Forest, Virginia 24551

June 1, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: American Pension Investors Trust (the “Registrant”)

File Nos. 002-96538; 811-04262

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that (i) the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 88 (“PEA 88”) to the Registrant's registration statement on Form N-1A, and (ii) the text of PEA 88 has been filed electronically.

If you need any further assistance, please contact the undersigned at (513) 869-4262.

Very truly yours,

/s/ Maggie Bull

By: Maggie Bull

Title: Assistant Secretary